Cover	Oct. 30, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2024
Entity File Number	001-42025
Entity Registrant Name	Miami Breeze Car Care, Inc.
Entity Central Index Key	0001872066
Entity Tax Identification Number	86-2579086
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	848 Brickell Ave
Entity Address, Address Line Two	PH 5
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	786
Local Phone Number	743-3017
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false